Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Common Shareholders' Deficit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 151,271	$ 47,774	$ (3,219)
Net income applicable to common stock	56,311	74,755	60,836
Distributions to AES	(69,487)	(78,400)	(59,500)
Issuance of common stock	214,366
Contributions from AES		106,400	49,091
Other	472	742	566
Ending Balance	352,933	151,271	47,774
Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	151,271	47,774	(3,219)
Net income applicable to common stock	56,311	74,755	60,836
Distributions to AES	(69,487)	(78,400)	(59,500)
Issuance of common stock	214,366
Contributions from AES		106,400	49,091
Other	472	742	566
Ending Balance	352,933	151,271	47,774
Paid In Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	168,610	61,468	11,811
Issuance of common stock	214,366
Contributions from AES		106,400	49,091
Other	472	742	566
Ending Balance	383,448	168,610	61,468
Paid In Capital [Member] | Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	168,610	61,468	11,811
Issuance of common stock	214,366
Contributions from AES		106,400	49,091
Other	472	742	566
Ending Balance	383,448	168,610	61,468
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(17,339)	(13,694)	(15,030)
Net income applicable to common stock	56,311	74,755	60,836
Distributions to AES	(69,487)	(78,400)	(59,500)
Ending Balance	(30,515)	(17,339)	(13,694)
Accumulated Deficit [Member] | Ipalco Enterprises, Inc. [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(17,339)	(13,694)	(15,030)
Net income applicable to common stock	56,311	74,755	60,836
Distributions to AES	(69,487)	(78,400)	(59,500)
Ending Balance	$ (30,515)	$ (17,339)	$ (13,694)